Obligations Related to Finance Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) - Teekay Tankers $ in Thousands	1 Months Ended
	Jan. 31, 2024 vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months		$ 31,951
Finance Lease, Liability, Payments, Due Year Two		30,170
Finance Lease, Liability, Payments, Due Year Three		28,422
Finance Lease, Liability, Payments, Due Year Four		26,674
Finance Lease, Liability, Payments, Due Year Five		25,064
Finance Lease, Liability, to be Paid, after Year Five		39,414
Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Approximate capital leases future minimum payments due		181,700	$ 695,200
Finance Lease, Liability, Undiscounted Excess Amount		$ 40,900	$ 158,700
Suezmax, Aframax and LR2 Vessels | January 2024 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	8